Organization and Description of Business and Basis of Presentation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Nature Of Operations [Line Items]
Proceeds from redeemable convertible preferred stock						$ 66,952	$ 67,000	$ 30,000
Proceeds from issuance of convertible notes					$ 5,175		0	8,000
Retained earnings accumulated deficit	$ (138,436)				(138,436)		(115,076)	(59,757)
Cash cash equivalents and restricted cash	143,057		$ 84,474		143,057	84,474	59,291	31,034	$ 5,798
Net loss	(11,552)	$ (11,808)	$ (12,007)	$ (21,002)	(23,360)	(33,009)	(55,319)	$ (19,862)
Dynamic Special Purpose Acquisition Corp [Member]
Nature Of Operations [Line Items]
Retained earnings accumulated deficit	$ (138,400)				(138,400)		(115,100)
Combined enterprise value on merger							276,000
Funding of the merger through cash held in trust							230,000
Net loss					$ (23,400)	$ (33,000)
Prospective Private Placement [Member] | Dynamic Special Purpose Acquisition Corp [Member]
Nature Of Operations [Line Items]
Common stock shares subscriptions value							$ 66,800
Sale of stock issue price per share							$ 10